Investment Securities (Tables)	3 Months Ended
Mar. 31, 2016
Investment securities
Schedule of the cost/amortized cost, unrealized gains and losses, and fair value of available-for-sale securities by type
Cost/amortized cost, unrealized gains and losses, and fair value of available-for-sale securities by type were as follows:

(dollars in millions)	Cost/ Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value

March 31, 2016
Fixed maturity available-for-sale securities:
Bonds:
U.S. government and government sponsored entities	$76	$1	$—	$77
Obligations of states, municipalities, and political subdivisions	91	1	—	92
Corporate debt	310	4	(7)	307
Mortgage-backed, asset-backed, and collateralized:
Residential mortgage-backed securities (“RMBS”)	70	—	—	70
Commercial mortgage-backed securities (“CMBS”)	47	—	—	47
Collateralized debt obligations (“CDO”)/Asset-backed securities (“ABS”)	18	—	—	18
Total bonds	612	6	(7)	611
Preferred stock	6	—	(1)	5
Other long-term investments	1	—	—	1
Total *	$619	$6	$(8)	$617

December 31, 2015
Fixed maturity available-for-sale securities:
Bonds:
U.S. government and government sponsored entities	$83	$—	$(1)	$82
Obligations of states, municipalities, and political subdivisions	88	1	—	89
Corporate debt	278	2	(13)	267
Mortgage-backed, asset-backed, and collateralized:
RMBS	74	—	—	74
CMBS	44	—	—	44
CDO/ABS	30	—	(1)	29
Total bonds	597	3	(15)	585
Preferred stock	6	—	(1)	5
Other long-term investments	1	—	—	1
Total *	$604	$3	$(16)	$591

*
Excludes an immaterial interest in a limited partnership that we account for using the equity method and Federal Home Loan Bank common stock of $1 million at March 31, 2016 and December 31, 2015, which is classified as a restricted investment and carried at cost.

Schedule of fair value and unrealized losses on investment securities by type and length of time in a continuous unrealized loss position
Fair value and unrealized losses on available-for-sale securities by type and length of time in a continuous unrealized loss position were as follows:

	Less Than 12 Months		12 Months or Longer		Total
(dollars in millions)	Fair Value	Unrealized Losses *	Fair Value	Unrealized Losses *	Fair Value	Unrealized Losses

March 31, 2016
Bonds:
U.S. government and government sponsored entities	$30	$—	$—	$—	$30	$—
Obligations of states, municipalities, and political subdivisions	19	—	3	—	22	—
Corporate debt	85	(7)	6	—	91	(7)
RMBS	16	—	—	—	16	—
CMBS	25	—	5	—	30	—
CDO/ABS	7	—	—	—	7	—
Total bonds	182	(7)	14	—	196	(7)
Preferred stock	—	—	6	(1)	6	(1)
Other long-term investments	1	—	—	—	1	—
Total	$183	$(7)	$20	$(1)	$203	$(8)

December 31, 2015
Bonds:
U.S. government and government sponsored entities	$76	$(1)	$—	$—	$76	$(1)
Obligations of states, municipalities, and political subdivisions	36	—	2	—	38	—
Corporate debt	189	(13)	7	—	196	(13)
RMBS	68	—	—	—	68	—
CMBS	36	—	5	—	41	—
CDO/ABS	29	(1)	—	—	29	(1)
Total bonds	434	(15)	14	—	448	(15)
Preferred stock	—	—	6	(1)	6	(1)
Other long-term investments	1	—	—	—	1	—
Total	$435	$(15)	$20	$(1)	$455	$(16)

*	Unrealized losses on certain available-for-sale securities were less than $1 million and, therefore, are not quantified in the table above.

Schedule of contractual maturities of fixed-maturity available-for-sale securities
Contractual maturities of fixed-maturity available-for-sale securities at March 31, 2016 were as follows:

(dollars in millions)	Fair Value	Amortized Cost

Fixed maturities, excluding mortgage-backed, asset-backed, and collateralized securities:
Due in 1 year or less	$83	$83
Due after 1 year through 5 years	214	213
Due after 5 years through 10 years	61	60
Due after 10 years	118	121
Mortgage-backed, asset-backed, and collateralized securities	135	135
Total	$611	$612

Schedule of fair value of trading securities by type
The fair value of trading and other securities by type was as follows:

(dollars in millions)	March 31, 2016	December 31, 2015

Fixed maturity trading and other securities:
Bonds:
Corporate debt	$1	$10
Mortgage-backed, asset-backed, and collateralized:
CMBS	2	2
Total *	$3	$12

*	The fair value of other securities totaled $3 million at March 31, 2016 and $2 million at December 31, 2015.

Available-for-sale securities
Investment securities
Schedule of realized gains, realized losses, and net realized gains due to sale or redemption of fair values of available-for-sale securities

The proceeds of available-for-sale securities sold or redeemed and the resulting realized gains, realized losses, and net realized gains were as follows:

(dollars in millions)	Three Months Ended March 31,
	2016	2015

Proceeds from sales and redemptions	$70	$74

Realized gains	$1	$7
Realized losses	—	(1)
Net realized gains	$1	$6

Trading securities
Investment securities
Schedule of net unrealized and realized gains (losses) on trading securities
The net unrealized and realized gains (losses) on our trading and other securities, which we report in investment revenues, were as follows:

(dollars in millions)	Three Months Ended March 31,
	2016 *	2015

Net unrealized gains (losses) on trading and other securities held at period end	$—	$3
Net realized gains (losses) on trading and other securities sold or redeemed	—	—
Total	$—	$3

*	Net unrealized and realized gains (losses) on trading and other securities were less than $1 million for the three months ended March 31, 2016 and, therefore, are not quantified in the table above.